UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2000 Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Diamond Capital Management Inc.
Address:  101 East 52 Street
          New York, NY 10022

13F File Number: 028-05747

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Grossman
Title:  Vice President
Phone:  212-751-4900

Signature, Place, and Date of Signing:

/s/ Richard Grossman

New York, NY

November 14, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other managers Reporting for this Manager:

     N/A

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                              FORM 13F SUMMARY PAGE

                                 Report Summary:



Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       37

Form 13F Information Table Value Total:       $138,322 (thousands)

List of Other Included Managers:  None


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                                                     FORM 13F INFORMATION TABLE

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    Column 1           Column 2      Column 3        Column 4             Column 5         Column 6    Column 7        Column 8
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 Name of Issuer     Title of Class    CUSIP           Value        Shrs or  SH/  Put/Call  Investment   Other      Voting Authority
                                      Number                       prn amt  PRN            discretion   managers  ------------------
                                                                                                                  Sole  Shared  None
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
ACCORD NETWORKS         Common      M01690102      1,592,937.50     165,500 SH               SOLE         NO       YES
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ANSOFT CORP             Common      363841050      5,409,975.00     408,300 SH               SOLE         NO       YES
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APA OPTICS              Common      185310000      3,374,662.50     272,700 SH               SOLE         NO       YES
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ADVANC PHOTO            Common      00754E107        556,962.50     262,100 SH               SOLE         NO       YES
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BLONDER TONGUE          Common      936981080         95,400.00      15,900 SH               SOLE         NO       YES
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COMARCO INC             Common      200080109      2,614,500.00      74,700 SH               SOLE         NO       YES
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CRAY INC                Common      225223106      4,372,022.70     978,300 SH               SOLE         NO       YES
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CIRRUS LOGIC            Common      172755100     19,065,075.00     472,200 SH               SOLE         NO       YES
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CRYPTOLOGIC INC         Common      228906103      5,894,025.60     451,200 SH               SOLE         NO       YES
------------------------------------------------------------------------------------------------------------------------------------
DATATEC SYSTEMS         Common      238128102      1,839,250.00     420,400 SH               SOLE         NO       YES
------------------------------------------------------------------------------------------------------------------------------------
DIGI INTL INC           Common      253798102      1,879,576.50     243,500 SH               SOLE         NO       YES
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GTS DURATEK INC         Common      36237J107      3,468,612.50     454,900 SH               SOLE         NO       YES
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QUANTUM DLT             Common      747906204      5,594,398.20     371,400 SH               SOLE         NO       YES
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DTM CORP                Common      23333L103      1,929,937.50     343,100 SH               SOLE         NO       YES
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ELANTEC SEMI            Common      284155108      7,421,595.76      74,262 SH               SOLE         NO       YES
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ECLIPSE SURGICL         Common      278849104      1,663,537.50     429,300 SH               SOLE         NO       YES
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GROUP 1 SOFTWR          Common      39943Y103      4,552,275.00     226,200 SH               SOLE         NO       YES
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HEALTHSOUTH CP          Common      421924101      3,469,375.00     427,000 SH               SOLE         NO       YES
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IEC ELTR                Common      44949L105        399,718.40     236,800 SH               SOLE         NO       YES
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INDUSTRI-MATEM          Common      455792101      2,543,200.00     635,800 SH               SOLE         NO       YES
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INFO RES ENGIN          Common      45675F303      7,045,879.20     233,400 SH               SOLE         NO       YES
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MICRO LINEAR CP         Common      594850109      2,354,293.54     515,953 SH               SOLE         NO       YES
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MERRIMAC INDS           Common      590262101        151,050.00      10,600 SH               SOLE         NO       YES
------------------------------------------------------------------------------------------------------------------------------------
NETWORK COMP            Common      64120N100        493,587.50     564,100 SH               SOLE         NO       YES
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NUCENTRIX BDBND         Common      670198100      2,626,562.50     102,500 SH               SOLE         NO       YES
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NETWORK PERIPH          Common      64121R100      3,924,534.60     231,700 SH               SOLE         NO       YES
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ON TECHNOLOGY           Common      68219P108      1,258,275.00     529,800 SH               SOLE         NO       YES
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ORYX TECH CORP          Common      68763X101        845,887.50     751,900 SH               SOLE         NO       YES
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RF MONOLITHICS          Common      74955F106      1,789,525.00     304,600 SH               SOLE         NO       YES
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REMEDY CORP             Common      759548100        858,612.50      46,100 SH               SOLE         NO       YES
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RAINBOW TECHS           Common      750862104      9,270,420.59     260,676 SH               SOLE         NO       YES
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SEGUE SOFTWARE          Common      815807102      3,373,822.00     394,000 SH               SOLE         NO       YES
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ISG INTL SFTWR          Common      M5733B104      3,196,375.00     281,000 SH               SOLE         NO       YES
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SPECTRANETICS           Common      84760C107      3,236,220.00     877,500 SH               SOLE         NO       YES
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3-D SYSTEMS             Common      88554D205     10,436,250.00     556,600 SH               SOLE         NO       YES
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TRIDENT MICRO           Common      895919108      4,732,300.00     511,600 SH               SOLE         NO       YES
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ULTRALIFE BATT          Common      903899102      4,991,625.00     493,000 SH               SOLE         NO       YES
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